Acquisitions	9 Months Ended	11 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Acquisitions
Note 3. Acquisitions
Silver Lake Transaction
On January 31, 2020, a fund managed by Silver Lake acquired substantially all of the Company’s equity interests for approximately $1,576.0 million. A portion of the consideration was derived from members of the management team contributing an allocation of their Silver Lake Transaction proceeds. As part of the Silver Lake Transaction, the Predecessor credit facilities were all repaid in full at closing and a new financing structure was executed (see Note 6).
Silver Lake accounted for the Silver Lake Transaction as a business combination under ASC 805 and elected to apply pushdown accounting to the Company.

The allocation of the purchase price is based on the fair value of assets acquired and liabilities assumed as of the acquisition date, less transaction expenses funded by transaction proceeds. The following table summarizes the consideration paid and the amounts recognized for the assets acquired and liabilities assumed (in thousands):

Consideration
Cash, net of cash acquired	$1,556,810
Rollover management equity interests	19,148

Total fair value of consideration transferred	$1,575,958

Current assets	$145,277
Property and equipment, including software developed for internal use	236,775
Trade name	95,000
Customer lists	500,000
Deferred tax asset	106,327
Other assets	1,429
Current liabilities	(71,496)
Deferred tax liability	(198,535)
Other liabilities	(6,616)

Total identifiable net assets	$808,161

Goodwill	$767,797

Goodwill recognized in the Silver Lake Transaction is primarily attributable to assembled workforce and the expected growth of the Company, and a significant portion of goodwill is not deductible for tax purposes.
Costs incurred by the Company related to the Silver Lake Transaction were primarily composed of deferred financing costs associated with the new financing structure which have been capitalized within long-term debt in the accompanying condensed consolidated balance sheets (see Note 6) and approximately $31.8 million of closing costs which have been recorded in transaction expenses, change in control in the accompanying condensed consolidated statements of operations and comprehensive income (loss). Seller related costs were recorded as transaction expenses in the Predecessor period, Silver Lake related costs were pushed down to the Company in the Successor period.
Pro Forma Results
The following summary, prepared on a pro forma basis pursuant to ASC 805, presents the Company’s condensed consolidated results of operations for the three and nine months ended September 30, 2020 as if the Silver Lake Transaction had been completed on January 1, 2020. The pro forma results below include the impact of certain adjustments related to the amortization of intangible assets, transaction-related costs incurred as of the acquisition date, and interest expense on related borrowings, and in each case, the related income tax effects, as well as certain other post-acquisition adjustments attributable to the Silver Lake Transaction. This pro forma presentation does not include any impact of transaction synergies. The pro forma results are not necessarily indicative of the results of operations that actually would have been achieved had the Silver Lake Transaction been consummated as of January 1, 2020
.

(in thousands)	Three Months Ended September 30, 2020	Nine Months Ended September 30, 2020
Revenue	$136,778	$352,610
Net income (loss)	$535	$(41,409)

March 2021 UK Acquisition
In March 2021, the Company, through its wholly-owned subsidiary in the United Kingdom, entered into an agreement to acquire certain assets comprising the United Kingdom background screening business unit from GB Group plc for £5.4 million, or approximately $7.6 million.
The transfer of ownership

became effective on March 31, 2021 and established the Company as one of the largest background screening providers in the region. The acquired assets were determined to constitute a business and the Company was deemed to be the acquirer under ASC 805. The Company recorded a preliminary allocation of the purchase price to assets acquired and liabilities assumed based on their estimated fair values as of March 31, 2021. The allocation was finalized as of June 30, 2021 and no adjustments were recorded to the Company’s previously recognized fair values.
The allocation of the purchase price is based on the fair value of assets acquired and liability assumed as of the acquisition date. The following table summarizes the consideration paid and the amounts recognized for the assets acquired and liability assumed (in thousands):

Consideration
Cash	$7,588

Property and equipment, including software developed for internal use	$1,543
Customer lists	2,951
Deferred tax liability	(26)

Total identifiable net assets	$4,468

Goodwill	$3,120

Goodwill recognized in the March 2021 UK Acquisition is primarily attributable to assembled workforce and the expected growth of the Company and is not deductible for tax purposes.

3.	SILVER LAKE TRANSACTION
On January 31, 2020, a fund managed by Silver Lake acquired substantially all of the Company’s equity interests for approximately $1,576.0 million. A portion of the consideration was derived from members of the management team contributing an allocation of their Silver Lake Transaction proceeds. As part of the Silver Lake Transaction, the Predecessor Credit Facilities were all repaid in full at closing and a new financing structure was executed (see Note 7).
Silver Lake accounted for the Silver Lake Transaction as a business combination under ASC 805 and elected to apply pushdown accounting to the Company.
The allocation of the purchase price is based on the fair value of assets acquired and liabilities assumed as of the acquisition date, less transaction expenses funded by transaction proceeds. The following table summarizes the consideration paid and the amounts recognized for the assets acquired and liabilities assumed (in thousands):

Consideration
Cash, net of cash acquired	$1,556,810
Rollover management equity interests	19,148

Total fair value of consideration transferred	$1,575,958

Current assets	$145,277
Property and equipment, including software developed for internal use	236,775
Trade name	95,000
Customer lists	500,000
Deferred tax asset	106,327
Other assets	1,429
Current liabilities	(71,496)
Deferred tax liability	(198,535)
Other liabilities	(6,616)

Total identifiable net assets	$808,161

Goodwill	$767,797

Goodwill recognized in the Silver Lake Transaction is primarily attributable to assembled workforce and the expected growth of the Company, and a significant portion of goodwill is not deductible for tax purposes.
Costs incurred by the Company related to the Silver Lake Transaction were primarily composed of deferred financing costs associated with the new financing structure which have been capitalized within long-term debt in the accompanying consolidated balance sheets (see Note 7) and approximately $31.8 million of closing costs which have been recorded in transaction expenses, change in control in the accompanying consolidated statements of operations and comprehensive income (loss). Seller related costs were recorded as transaction expenses in the Predecessor, Silver Lake related costs were pushed down to the Company in the Successor period.
Pro Forma Results (Unaudited)
The following summary, prepared on a pro forma basis pursuant to ASC 805, presents the Company’s unaudited consolidated results of operations for the years ended December 31, 2019 and 2020 as if the Silver Lake Transaction had been completed on January 1, 2019. The pro forma results below include the impact of certain adjustments related to the amortization of intangible assets, transaction-related costs incurred as of the acquisition date, and interest expense on related borrowings, and in each case, the related income tax effects attributable to the Silver Lake Transaction. This pro forma presentation does not include any impact of transaction synergies. The pro forma results are not necessarily indicative of the results of operations that actually would have been achieved had the Silver Lake Transaction been consummated as of January 1, 2019.

	Years ended December 31,
(in thousands)	2019 (Unaudited)	2020 (Unaudited)
Revenue	$481,767	$509,154
Net (loss)	$(56,549)	$(43,627)